TIAA-CREF Funds	Supplement

TIAA-CREF International Funds

TIAA-CREF Emerging Markets Debt Fund

TIAA-CREF International Bond Fund

SUPPLEMENT NO. 1
dated July 11, 2023, to the Summary Prospectuses dated March 1, 2023

SUPPLEMENT NO. 2
dated July 11, 2023, to the Statutory Prospectus dated March 1, 2023

Effective July 28, 2023, Anupam Damani will no longer be a portfolio manager of the TIAA-CREF Emerging Markets Debt Fund and the TIAA-CREF International Bond Fund (collectively, the “Funds”). Therefore, as of that date all references to Ms. Damani will be removed from the Funds’ portfolio management team disclosure in the Summary and Statutory Prospectuses. Katherine Renfrew will continue to serve as a member of the TIAA-CREF Emerging Markets Debt Fund’s portfolio management team, and John Espinosa will continue to serve as a member of the TIAA-CREF International Bond Fund’s portfolio management team.

Effective July 11, 2023, John Espinosa, Alejandro Rivera, Karina Bubeck and Bao Vo have been added to the portfolio management team of the TIAA-CREF Emerging Markets Debt Fund. Accordingly, the following is hereby added to the entry for the Fund in the sub-section entitled “Portfolio Managers” in the section entitled “Portfolio management” on page 8 and page 58 of the Summary and Statutory Prospectuses, respectively:

Name:	John Espinosa	Alejandro Rivera, CFA	Karina Bubeck, CFA	Bao Vo
Title:	Managing Director	Senior Director	Managing Director	Managing Director
Experience on Fund:	since 2023	since 2023	since 2023	since 2023

Effective July 11, 2023, Melissa Zaccagnino and Aaron Enriquez have been added to the portfolio management team of the TIAA-CREF International Bond Fund. Accordingly, the following is hereby added to the entry for the Fund in the sub-section entitled “Portfolio Managers” in the section entitled “Portfolio management” on page 10 and page 70 of the Summary and Statutory Prospectuses, respectively:

Name:	Melissa Zaccagnino	Aaron Enriquez
Title:	Senior Director	Senior Director
Experience on Fund:	since 2023	since 2023

Additionally, effective July 11, 2023, as a result of the portfolio management team changes described above, the following is hereby added to the respective entries for the Funds in the table of the sub-section entitled “Portfolio management teams” of the section entitled “Management of the Funds” beginning on page 99 of the Statutory Prospectus:

			Total Experience (since dates specified below)
Name & Title	Portfolio Role	Experience Over Past Five Years	At TIAA	Total	On Team
EMERGING MARKETS DEBT FUND
John Espinosa
Managing Director	Portfolio Manager	Advisors, TCIM and other advisory affiliates of TIAA—2004 to Present (fixed-income portfolio management, research and trading)	2004	2004	2023
Alejandro Rivera, CFA
Senior Director	Portfolio Manager	Advisors, Nuveen Asset Management and other advisory affiliates of TIAA—2015 to Present (fixed-income credit research and portfolio management)	2015	2004	2023
Karina Bubeck, CFA
Managing Director	Portfolio Manager	Advisors, Nuveen Asset Management and other advisory affiliates of TIAA—2003 to Present (fixed-income credit research and portfolio management)	2003	1999	2023
Bao Vo
Managing Director	Portfolio Manager	Advisors, Nuveen Asset Management and other advisory affiliates of TIAA—2014 to Present (fixed-income trading and portfolio management)	2014	2007	2023
INTERNATIONAL BOND FUND
Melissa Zaccagnino
Senior Director	Portfolio Manager	Advisors, Nuveen Asset Management and other advisory affiliates of TIAA—2020 to Present (fixed-income credit research and portfolio management); Santander—2018 to 2020 (emerging markets institutional sales)	2020	2006	2023
Aaron Enriquez
Senior Director	Portfolio Manager	Advisors, Nuveen Asset Management and other advisory affiliates of TIAA—2011 to Present (fixed-income credit research and portfolio management)	2011	2011	2023

A41404 (7/23)